Bank Loans (Details) - Schedule of Bank Loans Represent the Amounts Due to Various Banks - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Short-term bank loans:
Total bank loan	$ 2,856	$ 4,421
Short-term bank loans [Member] | Loan from Huaxia Bank [Member]
Short-term bank loans:
Short-term bank loans		707
Short-term bank loans [Member] | Loan from Bank of Beijing [Member]
Short-term bank loans:
Short-term bank loans	411	1,139
Short-term bank loans [Member] | Loan from China Merchants Bank [Member]
Short-term bank loans:
Short-term bank loans	2,035	2,144
Short-term bank loans [Member] | Loan from Xiamen International Bank [Member]
Short-term bank loans:
Short-term bank loans	$ 410	$ 431